Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 13:-	SUBSEQUENT EVENTS

a.	Further to the discussion in Note 10d, during January 2026, the remaining 1,181,191 January 2024 Warrants expired.

b.	Further to the discussion in Note 10c, during January and February 2026, the Company sold 79,302 ordinary shares under the ATM for a total amount of $364, net of issuance cost.

c.	Further to the discussion in Note 10d, during January and February 2026, 103,950 warrants from the New Warrants were exercised to 103,950 ordinary shares for a total amount of $468, and 1,007,616 warrants from the August 2024 Warrants were exercised to 716,757 ordinary shares and 290,859 pre-funded warrants with an exercise price of $0.0001 for a total amount of $3,637.